Additional information - Financial Statement Schedule I - Condensed Statement of Cash Flows of the Parent Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax	€ (108,495)	€ (465,362)	€ 9,350
Capital reorganization non-cash items	0	199,502	0
Other non-cash items	(17,585)	18,480	2,939
Changes in working capital	(47,067)	19,843	88,980
Net cash from operating activities	(86,998)	(103,146)	189,260
Proceeds from issuance of share capital	0	58,721	0
Net cash from financing activities	(14,367)	134,113	(22,208)
Net increase (decrease) in cash and cash equivalents	(131,824)	(42,472)	123,134
Cash and cash equivalents at beginning of year	182,783	226,139	104,072
Cash and cash equivalents at end of year	51,690	182,783	226,139
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax	10,628	(87,020)
Capital reorganization non-cash items	0	125,620
Movement in loans with group companies	9,205	(59,529)
Other non-cash items	(14,400)	12,096
Changes in working capital	(5,588)	8,833
Net cash from operating activities	(155)	0
Proceeds from issuance of share capital	0	222
(Acquisition) / Proceeds of treasury shares	(10)	65
Net cash from financing activities	(10)	287
Net increase (decrease) in cash and cash equivalents	(165)	287
Cash and cash equivalents at beginning of year	287	0
Cash and cash equivalents at end of year	€ 122	€ 287	€ 0